Other non current assets (Tables)	6 Months Ended
Jun. 30, 2012
Other Non Current Assets [Abstract]
Other Non Current Assets
	December 31,	June 30,
	2011	2012
Security deposits for derivatives	$33,100	$-
Option for construction of drillships	24,756	24,756
Deferred mobilization expenses	24,176	59,496
Other	15,540	27,968
Balance at end of year/period	$97,572	$112,220